Property, Plant, and Equipment, net	12 Months Ended
Dec. 31, 2021
Property, Plant, and Equipment, net
Note 7. Property, Plant, and Equipment, net
Property, plant, and equipment, net consisted of the following (in thousands):

	December 31, 2021	December 31, 2020
Land and building	$2,818	$—
Machinery and equipment	8,792	371
Software	596	—
Leasehold improvements	968	—
Construction in progress	1,828	60

Total Property, plant, and equipment	15,002	431
Less: Accumulated depreciation and amortization	(691)	(13)

Property, plant and equipment, net	$14,311	$418

Depreciation and amortization expense totaled $0.7 million for the year ended December 31, 2021. Depreciation and amortization expense was negligible for the period from January 21, 2020 (inception) to December 31, 2020.